Share Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended							12 Months Ended				1 Months Ended	12 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Mar. 31, 2011 USD ($)	Dec. 31, 2010 Chief Executive Officer and Director USD ($)	Dec. 31, 2010 Chief Executive Officer and Director CNY	Dec. 31, 2012 Performance Based Awards	Dec. 31, 2011 Performance Based Awards	Jan. 31, 2011 2010 Plan	Dec. 31, 2012 2010 Plan USD ($)	Dec. 31, 2011 2010 Plan USD ($)	Dec. 31, 2010 2010 Plan USD ($)	Dec. 31, 2012 2010 Plan CNY	Dec. 31, 2011 2010 Plan CNY	Jan. 31, 2011 2010 Plan Maximum	Jul. 06, 2012 2010 Plan Maximum	Jan. 14, 2011 2010 Plan Maximum	Jul. 16, 2010 2010 Plan Maximum	Jan. 31, 2011 2010 Plan Minimum	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSUs) Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued																					39,272,595	36,585,630	38,307,310
Share based compensation, option contractual term			6 years 10 months 24 days	6 years 10 months 24 days	7 years 2 months 12 days	7 years 2 months 12 days								10 years
Share based compensation, option vesting period																				4 years				3 years
Option granted		24,078,670	3,829,830	3,829,830								2,524,932	1,964,424
Weighted average exercise price of options granted		$ 0.15	$ 0.54
Share based compensation, RSUs granted																									812,187	432,910
Share based compensation, option outstanding			17,898,396	17,898,396	18,180,898	18,180,898									17,898,396				18,180,898
Share based compensation, shares available for grant															3,258,737
Share based compensation, aggregate intrinsic value			$ 23,571		$ 23,425										$ 23,571			146,850	147,435
Share based compensation, fair value of option outstanding at grant date															19,186			119,532
Share based compensation, weighted average grant-date fair value of option															$ 1.49	$ 1.54	$ 0.15
Share based compensation, fair value of shares vested during the period															9,097	9,804	26,842
Aggregate intrinsic value of options exercise			4,487		14,061
Unrecognized share-based compensation cost, net of estimated forfeitures																		38,086
Unrecognized compensation costs, weighted-average recognition period															6 months										3 years 3 months 18 days
Aggregate fair value, unvested																									1,098
Unrecognized share-based compensation cost																									5,713
Share based compensation, shares issued for service contribution										24,826,090	24,826,090
Share based compensation, shares issued par value per share									$ 0.00001	$ 0.00001
Share based compensation expense			$ 10,856	67,632		41,959		277,881		$ 31,217	206,037
Share based compensation expense per ordinary share										$ 1.234
Shares repurchased from Sunrise	2,686,965